Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the requirements of the Securities and Exchange Commission (the “SEC”) for interim financial reporting.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the requirements of the Securities and Exchange Commission (the “SEC”) for annual financial reporting.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the condensed consolidated financial statements and accompanying notes. These estimates form the basis for the judgments the Company makes about the carrying values of assets and liabilities that are not readily apparent from other sources, and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions that the Company believes are reasonable under the circumstances. These estimates are based on management’s knowledge about current events and expectations about actions the Company may undertake in the future. These judgments, estimates, and assumptions relate to, among other things, the estimated useful lives of property and equipment, the assessment of impairment of long-lived assets, the fair value of redeemable convertible preferred stock warrants (prior to the reverse recapitalization), the fair value of each simple agreement for future equity (“SAFE”) (prior to the reverse recapitalization), the fair value of the Company’s common stock (prior to the reverse recapitalization), the fair value of the Company’s common stock warrants, the measurement of stock-based compensation, the determination of the incremental borrowing rate for operating lease liabilities, the evaluation of uncertain tax positions, and the assessment of the valuation allowance for deferred tax assets. Actual results may differ from these estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for the judgments the Company makes about the carrying values of assets and liabilities that are not readily apparent from other sources, and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions that the Company believes are reasonable under the circumstances. These estimates are based on management’s knowledge about current events and expectations about actions the Company may undertake in the future. These judgments, estimates, and assumptions relate to, among other things, the estimated useful lives of property and equipment, the assessment of impairment of long-lived assets, the fair value of redeemable convertible preferred stock warrants (prior to the reverse recapitalization), the fair value of each simple agreement for future equity (“SAFE”) (prior to the reverse recapitalization), the fair value of the Company’s common stock (prior to the reverse recapitalization), the fair value of the Company’s common stock warrants, the measurement of stock-based compensation, the determination of the incremental borrowing rate for operating lease liabilities, the evaluation of uncertain tax positions, and the assessment of the valuation allowance for deferred tax assets. Actual results may differ from these estimates.

Concentration of Risks
Concentration of Risks
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and restricted cash deposited in accounts at several financial institutions that may exceed the Federal Deposit Insurance Corporation’s insurance limit. The Company is exposed to credit risk in the event of a default by the financial institutions holding its cash and cash equivalents and restricted cash to the extent recorded on the balance sheets of such financial institutions. The Company believes it is not exposed to significant credit risk due to the financial position of the financial institutions in which those deposits are held.

Concentration of Risks
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and restricted cash deposited in accounts at several financial institutions that may exceed the Federal Deposit Insurance Corporation’s insurance limit. The Company is exposed to credit risk in the event of a default by the financial institutions holding its cash and cash equivalents and restricted cash to the extent recorded on the balance sheets of such financial institutions. The Company believes it is not exposed to significant credit risk due to the financial position of the financial institutions in which those deposits are held.